BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of Identified assets and liabilities
Cash	69.5
Trade receivables	31.9
Prepaid expenses and other receivables	4.6
Investment in Associates	3.9
Tax receivable	3.4
Property and equipment	1.6
Intangibles (Note 8)	147.3
Deferred taxes	(18.4)
Trade and other payables	(13.2)
Royalty payable	(10.4)
Contingent consideration on business combination	(9.9)
Gaming tax payables	(8.2)
Client liabilities	(6.1)
Other assets and liabilities, net	2.1
Total identified assets and liabilities acquired	198.1
Goodwill (Note 8)	175.9
Non-controlling interests	(6.2)
Total consideration	367.8

Schedule of hypothetical revenues and net loss
For the year ended December 31,
2022
U.S. dollars in millions

Revenues	259.8
Net loss	28.4

Schedule of research and development services and administrative services
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands

Revenues generated from the Transition Services Agreement	767	1,617	2,430
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	130	251	66
Rent (included in depreciation and interest with respect to right of use)	50	1,198	1,064
Other (included in general and administrative expenses)	137	230	160
Total expenses	317	1,679	1,290